GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
	March 31,	December 31,
(in thousands)	2021	2020
Costs
Balance	$357	$357
Additions	-	-
Business Acquisitions	-	-
Impairment	-	-
Balance	$357	$357

(in thousands)
Costs
Balance—December 31, 2019	$357
Additions	-
Business Acquisitions	-
Impairment	-
Balance—December 31, 2020	$357

Intangible assets
	Definite Life Intangibles		Indefinite Life Intangibles
(in thousands)	Branding Rights	Technology/KnowHow		Brands & Tradenames	Total
Costs
Balance—December 31, 2020	$250	$208		$408	$866
Business acquisition	-	-		36,361	36,362
Agreement termination	(250)	-		-	(250)
Balance—March 31, 2021	$-	$208		$36,770	$36,978

Accumulated Amortization
Balance—December 31, 2020	$(93)	$(37)		$-	$(130)
Agreement termination	98	-		-	98
Amortization	(5)	(4)		-	(9)
Other	-	-		187	187
Balance—March 31, 2021	$-	$(41)		$187	$146

Net Book Value
March 31, 2021	$-	$167		$36,957	$37,124

	Definite Life Intangibles				Indefinite Life Intangibles
(in thousands)	Branding Rights	Customer Relationships	Technology/KnowHow	Other Intangibles	Brands & Tradenames	Total
Costs
Balance—December 31, 2019	$250	$40	$421	$40	$522	$1,273
Balance—March 31, 2020	$250	$40	$421	$40	$522	$1,273

Accumulated Amortization
Balance—December 31, 2019	$(76)	$(8)	$(28)	$(8)	$-	$(120)
Purchase price adjustment	-	-	-	-	-	-
Amortization	(4)	(1)	(14)	(1)	-	(20)
Balance—March 31, 2020	$(80)	$(9)	$(42)	$(9)	$-	$(140)

Net Book Value
March 31, 2020	$170	$31	$379	$31	$522	$1,133

	Definite Life Intangibles				Indefinite Life Intangibles
	Branding	Customer	Technology/	Other	Brands &
(in thousands)	Rights	Relationships	KnowHow	Intangibles	Tradenames	Total
Costs
Balance—December 31, 2019	$250	$40	$421	$40	$522	$1,273
Business acquisition	-	-	-	-	179	179
Purchase price adjustment	-	(40)	(213)	(40)	(293)	(586)
Balance—December 31, 2020	$250	$-	$208	$-	$408	$866

Accumulated Amortization
Balance—December 31, 2019	$(76)	$(8)	$(28)	$(8)	$-	$(120)
Purchase price adjustment	-	12	30	12	-	54
Amortization	(17)	(4)	(39)	(4)	-	(64)
Balance—December 31, 2020	$(93)	$-	$(37)	$-	$-	$(130)

Net Book Value
December 31, 2019	$174	$32	$393	$32	$522	$1,153
December 31, 2020	$157	$-	$171	$-	$408	$736